Investments: (Tables)	12 Months Ended
Dec. 31, 2018
Investments:
Summary of debt and equity securities

	(dollars in thousands)
	Gross Unrealized
2018	Cost	Gains	Losses	Fair Value
Equity	$251,226	$64,954	$(9,105)	$307,075
Debt	278,030	1,718	(4,955)	274,793
Other	3,075	—	—	3,075
Total	$532,331	$66,672	$(14,060)	$584,943

	(dollars in thousands)
	Gross Unrealized
2017	Cost	Gains	Losses	Fair Value
Equity	$246,549	$91,954	$(4,064)	$334,439
Debt	240,878	1,814	(2,262)	240,430
Other	10,807	1	—	10,808
Total	$498,234	$93,769	$(6,326)	$585,677

Schedule of contractual maturities of debt securities

	(dollars in thousands)
	2018		2017
	Cost	Fair Value	Cost	Fair Value
Due within one year	$65,039	$63,925	$54,785	$54,143
Due after one year through five years	62,293	61,924	53,050	52,834
Due after five years through ten years	50,606	49,855	51,367	51,600
Due after ten years	100,092	99,089	81,676	81,853
Total	$278,030	$274,793	$240,878	$240,430

Summary of realized gains and losses and proceeds from sales of securities

	(dollars in thousands)
	2018	2017	2016
Gross realized gains	$14,268	$35,523	$19,934
Gross realized losses	(19,139)	(16,909)	(20,030)
Proceeds from sales	626,612	521,345	439,540

Schedule of investments in associated companies

	(dollars in thousands)
	2018	2017
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,061	$24,056
CT Parts, LLC	10,236	10,243
Georgia Transmission Corporation	30,237	28,690
Georgia System Operations Corporation	9,250	8,500
Other	3,253	3,492
Total	$77,037	$74,981